Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Summary of Loans and Borrowings

	2024
	Due through	Effective rates ranged	Carrying Amount
Long term fixed rate debt	2034	1.74% to 4.91%	1,077,395
Long term variable rate debt	2034	5.71% to 6.05%	593,412
			1,670,807
Current maturities			(254,854)
Loans and borrowings long-term			$1,415,953

	2023
	Due through	Effective rates ranged	Carrying Amount
Long term fixed rate debt	2034	1.73% to 3.99%	1,039,821
Long term variable rate debt	2033	6.53% to 6.86%	422,870
			1,462,691
Current maturities			(222,430)
Loans and borrowings long-term			$1,240,261

Summary of Maturities of Loans and Borrowings	Maturities of the loans and borrowings for the next five years are as follows:

2025	254,854
2026	138,569
2027	148,467
2028	233,952
2029	198,164
Thereafter	696,801
$1,670,807

Summary of Detailed information about Impact of the Embedded Derivative on the Financial Statements Explanatory	The impact of this embedded derivative on the consolidated statement of profit or loss is, as follows:

	Statement of profit or loss
	2024	2023	2022
Derivative financial instrument	$—	$(98,347)	$17,189

Summary of Finance Cost and Income
The detail of finance cost and income is as follows:

	2024	2023	2022
Finance income -
Interest income on short-term bank deposits	$2,316	$1,541	$954
Interest income on investment	56,596	48,667	17,076
	$58,912	$50,208	$18,030
Finance cost -
Interests expense on bank loans	$(54,188)	$(41,917)	$(30,502)
Interests expense on senior convertible notes	—	(87,862)	(42,403)
Interest on factoring	—	(3,315)	(5,393)
Interest expense on lease liabilities	(13,865)	(13,279)	(7,445)
Unwinding of discount and changes in the discount rate	(16,440)	(11,843)	(1,888)
	$(84,493)	$(158,216)	$(87,631)

Summary of Changes in Liabilities Arising from Financing Activities
Changes in liabilities arising from financing activities:

	2023	Cash flows	Non-cash movements
			Foreign exchange movement	Leases	Other	2024
Loans and borrowings	$1,462,691	$197,938	$—	$—	$10,178	$1,670,807
Lease liability	283,657	(61,140)	(330)	107,118	392	329,697
Total liabilities used in financing activities	$1,746,348	$136,798	$(330)	$107,118	$10,570	$2,000,504

			Non-cash movements
	2022	Cash flows	Foreign exchange movement	Leases	Other	2023
Loans and borrowings	$1,444,303	$(73,945)	$—	$—	$92,333	$1,462,691
Lease liability	238,373	(79,999)	448	124,835	—	283,657
Total liabilities used in financing activities	$1,682,676	$(153,944)	$448	$124,835	$92,333	$1,746,348